ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 35,687	$ 45,417
Accrued liabilities	64,586	84,510
Accounts payable and accrued liabilities	$ 100,273	$ 129,927